RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions

During the years ended December 31, 2016, 2015 and 2014, the Group entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2016	2015	2014

Transactions with affiliated companies
Crown’s subsidiaries and its associated company	Consultancy and software license fee expense	$1,699	$773	$699
	Purchase of property and equipment	138	771	830
	Short film production cost(4)	—	—	15,619

Lisboa Holdings Limited (“Lisboa”)(1)	Office rental expense	1,377	1,597	1,810

Melco International’s subsidiaries and its associated company	Management fee expense(2)	1,191	1,177	1,321
	Purchase of property and equipment	315	7,758	2,852
	Other service fee income	1,221	1,609	632

Shun Tak Holdings Limited and its subsidiaries and associated company (collectively referred to as the “Shun Tak Group”)(1)	Office rental expense	280	238	199
	Traveling expense(3)	3,890	3,685	3,641

Sky Shuttle Helicopters Limited (“Sky Shuttle”)(1)	Traveling expense	920	1,021	1,399

Sociedade de Jogos de Macau S.A. (“SJM”)(1)	Traveling expense(3)	340	395	515

Sociedade de Turismo e Diversões de Macau, S.A. and its subsidiaries (collectively referred to as the “STDM Group”)(1)	Office rental expense	1,452	1,451	1,457

Notes

(1)	Companies in which a relative/relatives of Mr. Lawrence Yau Lung Ho, the Company’s Chief Executive Officer, has/have beneficial interests.
(2)	Management fee expense including the Company’s reimbursement to Melco International’s subsidiary for service fees incurred on its behalf for the operation of the office of the Company’s Chief Executive Officer.
(3)	Traveling expenses including ferry and hotel accommodation services within Hong Kong and Macau.
(4)	The amounts represent short film production cost pursuant to an assignment agreement entered into by a subsidiary of the Company and a subsidiary of Crown for assigning exclusively to a subsidiary of the Company a 50% share of a short film and all related elements. The short film was produced for the purpose of promoting the Company’s properties in Asia and Crown’s properties in Australia.

Schedule of Outstanding Balances Arising from Operating Income or Prepayment of Operating Expenses

The outstanding balances arising from operating income or prepayment of operating expenses as of December 31, 2016 and 2015 are as follows:

	December 31,
	2016	2015
Melco International’s subsidiaries	$1,012	$1,174
Crown and its subsidiary	90	—
Shun Tak Group	1	1

	$1,103	$1,175

Schedule of Outstanding Balances Arising from Operating Expenses

The outstanding balances arising from operating expenses and expenses paid by affiliated companies on behalf of the Group as of December 31, 2016 and 2015 are as follows:

	December 31,
	2016	2015
Crown’s subsidiary and associated company	$2,063	$1,935
Shun Tak Group	519	231
Sky Shuttle	238	87
Melco International and its subsidiaries	88	—
SJM	75	98
STDM Group	33	87
Lisboa	12	26

	$3,028	$2,464